Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management, objectives and policies (Tables) [Abstract]
Maximum credit exposure
The carrying amount of financial assets represents the maximum credit exposure.  The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2017	2016
Cash and cash equivalents	$77,292	$109,295
Accounts receivable and accrued revenues	42,212	34,461
Maximum credit exposure	$119,504	$143,756

Contractual maturities of financial liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis.  Swap payments are the net effect from paying fixed rate/ receive LIBOR.  The LIBOR interest spot rate at December 31, 2017 (and spot rate at December 31, 2016 for comparatives) is used as a basis for preparation.

As of December 31, 2017
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$91,232	$636,059	$130,148	$857,439
Interest rate swaps	550	-	-	550
Total	$91,782	$636,059	$130,148	$857,989

As of December 31, 2016

(Dollars in thousands)
Interest bearing loans	$84,866	$671,939	$45,121	$801,926
Interest rate swaps	2,308	803	-	3,111
Total	$87,174	$672,742	$45,121	$805,037